UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

1. Name and address of issuer: METLIFE OF CT FUND UL II FOR VARIABLE LIFE INSURANCE
     One City Place
     185 Asylum Street 3CP
     Hartford, CT 06103-3415

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

3.   Investment Company Act File Number: 811-07411

     Securities Act File Number: *033-63927; 333-69773; 333-147900; 333-147897;
                                  333-56958; 333-96517; 333-147899; 333-147904;
                                  333-96521; 333-113110; 333-147908; 333-147901

     * The fee will be paid in the filing of 033-63927. CIK No. 0001002920.

4(a). Last day of fiscal year for which this Form is filed: December 31, 2007

4(b). [_] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
          (See Instruction A.2)

      Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [_] Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):
                                                             $   60,227,602
                                                             --------------

(ii)  Aggregate price of securities redeemed or repurchased
      during the fiscal year:
                                                             $   55,737,838
                                                             --------------

(iii) Aggregate price of securities redeemed or
      repurchased during any prior fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission:
                                                             $            0
                                                             --------------

(iv)  Total available redemption credits [add Items 5(ii)
      and 5(iii)]:
                                                             $   55,737,838
                                                             --------------

(v)   Net sales -- if Item 5(i) is greater than Item 5(iv)
      [subtract Item 5(iv) from Item 5(i)]:

                                                             $    4,489,764
                                                             --------------

(vi)  Redemption credits available for use in future years
      if Item 5(i) is less than Item 5(iv) [subtract item
      5(iv) from Item 5(i)]:
                                                             $            0
                                                             --------------

(vii) Multiplier for determining registration fee (See
      Instruction C.9):
                                                            x     0.0000393
                                                             --------------

(viii) Registration fee due [multiply Item 5(v) by
       item 5(vii)] (enter  0  if no fee is due):
                                                            =$          177
                                                             --------------

6.   Prepaid Shares

     If the response to Item 5(i) was determined by
     deducting an amount of securities that were
     registered under the Securities Act of 1933 pursuant
     to rule 24e-2 as in effect before October 11, 1997,
     then report the amount of securities (number of
     shares or other units) deducted here:
                     . If there is a number of shares or
     ----------------
     other units that were registered pursuant to rule
     24e-2 remaining unsold at the end of the fiscal year
     for which this form is filed that are available for
     use by the issuer in future fiscal years, then state
     that number here:                   .
                       ------------------

7.   Interest due -- if this Form is being filed more than
     90 days after the end of the issuer's fiscal year
     (see Instruction D):
                                                            +$            0
                                                             --------------

8.   Total of the amount of the registration fee due plus
     any interest due [line 5(viii) plus line 7]:
                                                            =$          177
                                                             --------------

* This fee will be paid in the filing of 033-63927, CIK: 0001002920

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 13, 2008

          Method of Delivery:

             x Wire Transfer
             . Mail or other means CIK No. 0001002920

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)                /s/ Mark S. Reilly
                                        ---------------------------------
                                        Vice President
                                        MetLife Insurance Company of Connecticut

Date March 14, 2008